Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 1,576,632	$ 1,300,855
Advances to suppliers		12,838,970	12,015,810
Prepaid expenses		103,243	349,558
Inventories, net		6,317,173	1,250,567
Other current assets		727,584	1,640,070
TOTAL CURRENT ASSETS		29,488,146	25,250,915
Property, equipment and software, net		5,554,328	6,677,484
Long-term investments		86,271	86,889
Other assets, non-current, net			811,026
TOTAL ASSETS		35,128,745	32,826,314
CURRENT LIABILITIES
Short-term bank loans		2,086,723	8,547,509
Accrued payroll and benefits		884,949	626,151
Other payables and accrued expenses		4,292,657	5,224,225
Income tax payable		3,197	55,262
Convertible note payable			449,215
TOTAL CURRENT LIABILITIES		13,458,318	20,063,017
Long-term bank loans		5,801,096
TOTAL LIABILITIES		19,259,414	20,063,017
EQUITY
Ordinary shares, 2024 and 2023: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2024: 13,384,088 shares; 2023: 2,891,822 shares*;	[1]	170,757,735	165,115,938
Additional paid-in capital		22,447,083	22,603,523
Reserve		10,209,086	10,209,086
Accumulated deficit		(210,571,935)	(208,752,548)
Accumulated other comprehensive income		23,027,362	23,587,298
Total equity of the Company		15,869,331	12,763,297
Non-controlling interest
TOTAL EQUITY		15,869,331	12,763,297
TOTAL LIABILITIES AND EQUITY		35,128,745	32,826,314
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		7,881,089	8,063,280
CURRENT LIABILITIES
Accounts payable		993,103	832,436
Advances from customers-related parties		3,435,512	1,199,732
Related Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		43,455	630,775
CURRENT LIABILITIES
Advances from customers-related parties		37,044	90,880
Amounts due to related parties		$ 1,725,133	$ 3,037,607

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.